Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 509,300,000
Previously Paid Amount
Total Fee Amount	77,973.83
Total Offset Amount
Net Fee	$ 77,973.83